Other Current Assets	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
OTHER CURRENT ASSETS
5.	OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31, 2020	December 31, 2019
Deferred offering costs (i)	$-	$461,710
Prepaid advertising expense (ii)	1,033,280	426,901
Deferred contract costs (iii)	272,804	189,572
Office rental deposit	86,287	71,752
Interest receivable	32,416	72,671
Prepaid rental fees	15,827	15,598
Prepaid consulting service fees	78,627	3,160
Others	94,167	16,676
	$1,613,408	$1,258,040

(i)	As of December 31, 2019, the balance of deferred offering costs represented the expenses directly related to the initial public offerings, which was deducted against additional paid-in capital upon initial public offering in February 2020.

(ii)	As of December 31, 2020 and 2019, the balance of prepaid advertising expenses represents payments of advertising expenses to three and one vendors respectively. Among the balance of $1,033,280 as of December 31, 2020, $459,235 was subsequently refunded from the vendor to the Company as the Company suspended cooperation with the vendor.

(iii)	As of December 31, 2020 and 2019, the balances of deferred contract costs represented the travel and media expenses which were directly related to certain contracts with customers. The costs and expenses were incurred so as the Company would fulfil its performance obligation committed to its customers and were expected to be recovered.